Basis of Presentation and General Information (Details) (USD $) In Millions, except Share data, unless otherwise specified																											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 18, 2009	Dec. 31, 2013 Hyundai Together item	Feb. 16, 2012 Hyundai Together item	Dec. 31, 2013 Hyundai Tenacity item	Mar. 08, 2012 Hyundai Tenacity item	Dec. 31, 2013 Hyundai Smart item	May 03, 2012 Hyundai Smart item	Dec. 31, 2013 Hyundai Speed item	Jun. 07, 2012 Hyundai Speed item	Dec. 31, 2013 Hyundai Ambition item	Jun. 29, 2012 Hyundai Ambition item	Dec. 31, 2013 Hanjin Germany item	Dec. 31, 2013 Hanjin Italy item	Dec. 31, 2013 Hanjin Greece item	Dec. 31, 2013 CSCL Pusan item	Dec. 31, 2013 CSCL Le Havre item	Dec. 31, 2013 CMA CGM Melisande item	Feb. 28, 2012 CMA CGM Melisande item	Dec. 31, 2013 CMA CGM Attila item	Dec. 31, 2013 CMA CGM Tancredi item	Dec. 31, 2013 CMA CGM Bianca item	Dec. 31, 2013 CMA CGM Samson item	Dec. 31, 2013 CSCL Europe item	Dec. 31, 2013 CSCL America item	Dec. 31, 2013 CMA CGM Moliere, Musset, Nerval, Rabelais and Racine	Dec. 31, 2013 CMA CGM Musset item	Dec. 31, 2013 CMA CGM Nerval item	Dec. 31, 2013 CMA CGM Rabelais item	Dec. 31, 2013 CMA CGM Racine item	Dec. 31, 2013 CMA CGM Moliere item	Dec. 31, 2013 YM Mandate item	Dec. 31, 2013 YM Maturity item	Dec. 31, 2013 Marathonas item	Dec. 31, 2013 Messologi item	Dec. 31, 2013 Mytilini item	Dec. 31, 2013 Federal item	Dec. 31, 2013 Duka item	Dec. 31, 2013 Commodore item	Dec. 31, 2013 SNL Colombo item	Dec. 31, 2013 YM Singapore item	Dec. 31, 2013 Zim Monaco item	Dec. 31, 2013 OOCL Novorossiysk item	Dec. 31, 2013 Zim Luanda item	Dec. 31, 2013 Zim Rio Grande item	Dec. 31, 2013 Zim Sao Paolo item	Dec. 31, 2013 OOCL Istanbul item	Dec. 31, 2013 YM Seattle item	Dec. 31, 2013 YM Vancouver item	Dec. 31, 2013 Deva item	Dec. 31, 2013 Derby D item	Dec. 31, 2013 Dimitris C item	Nov. 21, 2013 Dimitris C item	Dec. 31, 2013 Hanjin Algeciras item	Dec. 31, 2013 Hanjin Constantza item	Dec. 31, 2013 Hanjin Buenos Aires item	Dec. 31, 2013 Hanjin Santos item	Dec. 31, 2013 Hanjin Versailles item	Dec. 31, 2013 Niledutch Zebra item	Jun. 25, 2013 Niledutch Zebra item	Dec. 31, 2013 Amalia C item	May 14, 2013 Amalia C item	Dec. 31, 2013 Danae C item	Nov. 13, 2013 Danae C item	Dec. 31, 2013 Hyundai Highway item	Dec. 31, 2013 Hyundai Progress item	Dec. 31, 2013 Hyundai Bridge item	Dec. 31, 2013 Hyundai Vladivostok item	Dec. 31, 2013 Hyundai Advance item	Dec. 31, 2013 Hyundai Stride item	Dec. 31, 2013 Hyundai Future item	Dec. 31, 2013 Hyundai Sprinter item	Dec. 31, 2013 Honour item	Dec. 31, 2013 Hope item	Dec. 31, 2013 Pride item	Dec. 31, 2013 Lotus item	Dec. 31, 2013 Independence item	Dec. 31, 2013 Henry item	Dec. 31, 2013 Komodo item	Dec. 31, 2013 Kalamata item	Dec. 31, 2013 Elbe item
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares)	750,000,000	750,000,000	750,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares)	100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Basis of Presentation and General Information
TEU				13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	13,100	10,100	10,100	10,100	9,580	9,580	8,530	8,530	8,530	8,530	8,530	8,530	8,468	8,468		6,500	6,500	6,500	6,500	6,500	6,500	6,500	4,814	4,814	4,814	4,651	4,651	4,651	4,300	4,300	4,253	4,253	4,253	4,253	4,253	4,253	4,253	4,253	4,253	4,253	3,430	3,430	3,400	3,400	3,400	3,400	3,400	2,602	2,602	2,452	2,524	2,524	2,524	2,200	2,200	2,200	2,200	2,200	2,200	2,200	2,200	3,908	3,908	3,129	3,098	3,045	3,039	2,917	2,917	2,917
Period of charter term after which option to purchase vessel is available to charterer																											8 years
Consideration for which vessel can be purchased by charterer																											$ 78.0